Revenue recognition	9 Months Ended
Sep. 30, 2023
Revenue From Contracts With Customers [Abstract]
Revenue recognition	Revenue recognition
The table below provides a disaggregation of revenues by type of service and customer location for the three and nine months ended September 30, 2023 and September 30, 2022.

	Three months ended September 30,		Nine months ended September 30,
(in KUSD)	2023	2022	2023	2022
Types of goods and services
Product revenue, net	14,267	21,321	52,417	55,110
License revenues	—	55,000	—	85,000
Royalties	226	—	351	—
Total revenue	14,493	76,321	52,768	140,110

Customer Location
U.S.	14,267	21,321	52,417	55,110
EMEA(1)	226	55,000	351	55,000
Japan	—	—	—	30,000
Total revenue	14,493	76,321	52,768	140,110

(1) Europe, the Middle East and Africa

Product revenue, net
Product revenues, net from sales of ZYNLONTA were KUSD 14,267 and KUSD 52,417 for the three and nine months ended September 30, 2023. Product revenues, net from the sales of ZYNLONTA were KUSD 21,321 and KUSD 55,110 for the three and nine months ended September 30, 2022, respectively. The Company records its best estimate of GTN sales adjustments to which customers are likely to be entitled.
The table below provides a rollforward of the Company’s accruals related to the GTN sales adjustments for the three and nine months ended September 30, 2023 and September 30, 2022.

	Three months ended September 30,		Nine months ended September 30,
(in KUSD)	2023	2022	2023	2022
Beginning balance	5,734	3,464	3,746	2,590
GTN sales adjustments for current period sales	6,547	3,706	17,946	10,403
GTN sales adjustments for prior period sales	(8)	(253)	(885)	(358)
Credits, payments and reclassifications to Accounts payable	(3,482)	(3,624)	(12,016)	(9,342)
Ending balance as of September 30,	8,791	3,293	8,791	3,293
The table below provides the classification of the accruals related to the GTN sales adjustment included in the Company’s unaudited condensed consolidated interim balance sheet as of September 30, 2023 and December 31, 2022.

(in KUSD)	As of September 30, 2023	As of December 31, 2022
Accounts receivable, net	2,008	2,151
Other current and non-current liabilities	6,783	1,595
	8,791	3,746
License revenues and royalties
On January 18, 2022, the Company entered into an exclusive license agreement with MTPC for the development and commercialization of ZYNLONTA for all hematologic and solid tumor indications in Japan. Under the terms of the agreement, the Company received an upfront payment of USD 30 million and may receive up to an additional USD 205 million in milestones if certain development and commercial events are achieved. The Company will also be entitled to receive royalties ranging in percentage from the high teens to the low twenties based on net sales of ZYNLONTA in Japan. MTPC will conduct clinical studies of ZYNLONTA in Japan and will have the right to participate in any global clinical studies by bearing a portion of the study costs. In addition, the Company will supply ZYNLONTA to MTPC for its drug development and commercialization under a supply agreement.

On July 8, 2022, the Company entered into exclusive license agreement with Sobi for the development and commercialization of ZYNLONTA for all hematologic and solid tumor indications outside of the U.S., greater China, Singapore and Japan. Under the terms of the agreement, the Company received an upfront payment of USD 55 million and is eligible to receive up to USD 382.5 million in regulatory and net sales-based milestones, of which USD 50 million in license revenue was recognized in December 2022 upon approval of a Marketing Authorisation Application by the European Commission for ZYNLONTA in third-line DLBCL and received in the first quarter of 2023. The Company will also receive royalties ranging in percentage from the mid-teens to the mid-twenties based on net sales of the product in Sobi’s licensed territories, subject to certain adjustments. The Company recognized KUSD 226 and KUSD 351 of revenue attributable to royalties in the Sobi licensed territories during the three and nine months ended September 30, 2023, respectively.